Financial risk management (Tables)	12 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Schedule of balances in foreign currencies

	June 30, 2019 balances CA$	June 30, 2018 balances CA$
Trade payables	201,279	79,858
Cash	24,248	41,459
Interest, taxes, and other receivables	26,099	14,618

Schedule of fair value of off-balance sheet risks

Cash and cash equivalents $	Insured amount $	Non-insured amount $
3,718,758	75,158	3,643,600